Trade Payables and Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Payables and Other Current Liabilities
Trade payables	€ 14,602	€ 6,923	€ 7,491
Other current liabilities	6,789	6,838	4,998
Trade payables and other current liabilities	21,391	13,761	12,489
Accrued expenses	€ 6,800	€ 4,300	€ 4,500